A Word From Charles R. Schwab

I am pleased to provide you with this annual report for the Schwab Select Annuity. Inside you'll find individual annual reports for the portfolios available in the Schwab Select Annuity, developed by the investment companies that manage them.

With a new century beginning and April 15 fast approaching, you may be thinking about the "big picture" and considering ways to make your money work harder for your retirement goals. We hope you'll find this report a useful tool as you review your financial situation and plan for the future. The following pages feature an article on the role your variable annuity can play in your tax plan. Tax-deferred investment vehicles such as the Schwab Select Annuity can serve as one of the key elements of a long-term retirement plan.

This Annual Report is just one part of our larger effort to help you become an informed investor. As you may know, Schwab Select annuity account holders can now access their accounts through additional channels, including the online Schwab Annuity Center at www.schwab.com/annuity. Over the past year we added several new features to our online capabilities and we are developing new tools for your convenience. If you do not have Internet access, you can, as always, take advantage of the KeyTalk(R) automated telephone system, or speak directly with one of our licensed representatives by calling 1-800-838-0650 (New York Residents, call 1-800-838-0649).

If you have not done so already, I encourage you to set up a program of regular investing, which many experts agree can be a smart way to prepare for retirement and other long-term goals. Regular investing does not necessarily require you to commit a large amount of money each month or quarter. Over time, consistent investments of just a few hundred dollars may help you reach your goals. Schwab's Automatic Contribution Plan (ACP) is a convenient way to regularly invest in the Schwab Select Annuity.1 Consider enrolling today.

Once again, thank you for investing with us.

     Sincerely,

     /s/ Charles R. Schwab

     Charles R. Schwab
     Chairman


   Variable annuity contracts are issued by Great-West Life & Annuity Insurance Company (in New York state by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc.

     1 Periodic investment plans such as ACP do not assure a profit and do not protect against loss in declining markets.

                                Table of Contents


         Introduction                       Spotlight Article

         Portfolio Fact Sheets              A Review of Each Portfolio

         INVESTMENT CATEGORY*
RISK
LOW      Money Market                       Schwab Money Market Portfolio
  |
  |      Intermediate Government Bond       Federated Fund for U.S. Government Securities II
  |
  |      Intermediate Corporate Bond        Janus Aspen Series Flexible Income Portfolio
  |
  |      High Yield Bond                    INVESCO VIF - High Yield Fund
  |
  |      Domestic Hybrid                    Schwab MarketTrack Growth Portfolio II
  |
  |      Large Value                        Dreyfus Variable investment Fund Growth
  |                                         Federated American Leaders Fund II
  |                                         SAFECO Resource Series Trust Equity Portfolio
  |                                         Prudential Series Fund Equity Class II Portfolio
  |                                         Scudder Variable Life Investment Fund Capital Growth Portfolio
  |
  |      Large Blend                        Dreyfus Variable Investment Fund Capital Appreciation Portfolio
  |                                         INVESCO VIF - Equity Income Fund
  |                                         Schwab S&P 500 Portfolio
  |                                         Scudder Variable Life Investment Fund Growth & Income Portfolio
  |
  |      Large Growth                       Alger American Growth Portfolio
  |                                         Janus Aspen Series Growth Portfolio
  |
  |      Mid-Cap Value                      Strong Schafer Value Fund II
  |                                         Montgomery Variable Series: Growth Fund
  |
  |      World Stock                        Janus Aspen Series Worldwide Growth Portfolio
  |
  |      Foreign Stock                      American Century VP International Fund
  |                                         BT Insurance Funds Trust EAFE Equity Index Fund
  |                                         Janus Aspen Series International Growth Portfolio
  |
  |      Small Blend                        BT Insurance Funds Trust Small Cap Index Fund
  |                                         SAFECO Resources Series Trust Growth Portfolio
  |
  |      Small Growth                       Baron Capital Asset Fund: Insurance Shares
  |                                         Berger IPT - Small Company Growth Fund
  |
  |      Specialty                          Federated Utility Fund II
  |                                         Van Kampen Life Investment Trust -
HIGH                                            Morgan Stanley Real Estate Securities Portfolio

* Reflects Morningstar Categories as of 12/31/99.

Schwab Select Annuity(TM)

Spotlight On:

Tax-Wise Strategies for the Long Term

A Refresher on the Role Your Annuity Can Play in
Your Tax Plan

April 15 will be here before you know it. That's why now might be a good time to assess your financial situation, especially your tax status. If you are not doing so already, consider taking advantage of tax-deferred strategies to help you reach your long-term goals, such as retirement.

Bridging the Gap

With Social Security's future becoming less certain, many experts suggest taking extra steps to help ensure a more comfortable retirement. Start by funding your 401(k), if your employer provides one, or an Individual Retirement Account
(IRA). You have until April 15 of this year to make contributions to your IRA for the 1999 tax year.

If you plan to contribute the maximum amount allowed to your 401(k) or IRA and still want added tax deferral, you may want to consider making additional contributions to your Schwab Select Annuitysm. Or, if you don't already own an annuity, consider opening a Schwab Select Annuity account today. Over the long term, variable annuities may help bridge the gap between what your other retirement plans, like an IRA or 401(k), can provide and what you'll need to have a comfortable retirement.

In contrast to restrictions on how much money you can contribute to a 401(k) or IRA, the IRS does not limit the contributions you can make to a variable annuity if you buy it in a non-qualified account. So you can invest as much and as often as you want.1 Another way in which variable annuities differ from 401(k) plans or IRAs is that, with a non-qualified variable annuity, you are generally not required to begin withdrawing your money until well after age 701/2 -- in some cases not until past age 90. That means your money can have more time to grow, tax-deferred.

Consider the Schwab Select annuity's Automatic Contribution Plan

Regular investing can be a smart strategy to help build wealth over the long term. With the Automatic Contribution Plan (ACP)N available in the Schwab Select Annuitysm you can arrange to have contributions automatically transferred each month from your bank, brokerage or savings account into your Annuity on a day you specify.2

For more information, call Schwab's Insurance & Annuity Service Center at 1 800 838-0650 (New York residents call 1 800 838-0649), or visit the online Annuity Center at www.schwab.com/annuity. ----------------------

1 May be subject to insurance company limitations as referenced in the prospectus. Some annuities can be purchased as an IRA and are therefore subject to IRS limitations. Please consult your tax advisor. 2 Periodic investment plans do not assure a profit and do not protect against loss in declining markets.

Schwab Select Annuitysm

Variable Annuities Compared
With Other Retirement Plans

As the table below shows, variable annuities offer a number of features that can complement or supplement those offered by traditional IRAs, Roth IRAs and other qualified retirement plans. (The table below assumes a variable annuity is not purchased in a qualified retirement plan.)

The difference between tax-deferred retirement plans.

                                                     Variable          IRA, Roth IRA,
                                                     Annuities         Keogh, 401(k)
Contribution reduces
taxable income                                         No               Maybe3
Investment earnings tax-deferred                       Yes              Yes4
Contribution free from IRS limits                      Yes              No
10% federal penalty for
distributions before age 591/2                         Yes5             Yes5
Defer start of distributions
past age 701/2                                         Yes               No6
Guaranteed death benefit                               Yes7             No
Guaranteed annuity options                             Yes              No

(This table assumes the variable annuity is not purchased in a qualified retirement plan.)

3 A regular IRA reduces taxable income only within certain income guidelines. A Roth IRA does not reduce taxable income. 4 Roth IRA earnings are tax-free, if the Roth IRA meets certain requirements. 5 Subject to certain exceptions and allowable for certain needs before 591/2. 6 Roth IRA (distributions) can be deferred past age 701/2. 7 The strength of the guaranteed death benefit depends on the claims-paying ability of the issuing insurance companies.

Schwab Select Annuitysm

The Benefits of Tax-Deferred Compounding

Another benefit to investing in the Schwab Select Annuitysm is that, on April 15, you won't be required to pay current annual income taxes on any earnings that accrue during your annuity's accumulation phase. This tax-deferred feature of the Schwab Select Annuity gives your money the potential to compound at a faster rate than money in a comparable taxable account. The table below compares a taxable investment with a tax-deferred investment. If returns are equal on both, a tax-deferred investment will typically compound to a greater amount over the long term, since current taxes can diminish the growth of the taxable investment.

Review Your Portfolio Allocations

Now might also be a good time to take a good look at your portfolio allocations and see whether they still meet your needs and goals8. The Schwab Select Annuity offers a wide variety of portfolios 29 in all representing a variety of asset classes. Of course, you won't have to pay taxes on any transfers you make within the Annuity. And there are no charges for making up to 12 transfers per year.

For more information, call Schwab's Insurance & Annuity Service Center at 1 800 838-0650 (New York residents call 1 800 838-0649), or visit the online Annuity Center at www.schwab.com/annuity.




We'll send you a prospectus containing more complete information including fees and expenses. Please read the prospectus carefully before you invest or send money.

Tax-Deferred Investments Can Offer
Major Advantages Over Time

Total investment of $35,000.
Estimated value after 30 years -- $171,291 taxable account -- $464,369 tax-deferred (before withdrawal from annuity)-- $294,339 tax-deferred (after lump-sum withdrawal from annuity)

This example assumes a hypothetical initial investment of $35,000, an annual return of 9% and a maximum federal income tax rate of 39.6%. This chart is for illustrative purposes only and does not imply the returns that may be available on any particular investment. Fees and expenses associated with a variable annuity will lower the actual returns you receive from it; see the prospectus for details. A variable annuity's investment return and principal value will fluctuate with changes in market conditions. In addition to ordinary income tax, a distribution may be subject to a federal income penalty tax of 10% if it is made prior to age 591/2.

Variable annuity contracts are issued by Great-West Life & Annuity Insurance Company (in New York State by First Great-West Life & Annuity Insurance company) and distributed by Charles Schwab & Co., Inc.

8 As with all annuities, when you invest in the Schwab Select Annuity, you do not invest directly in the investment choices it comprises. Rather, you invest in subaccounts of Great-West Life & Annuity Insurance Company (in New York state, First Great-West Life & Annuity Insurance Company). These accounts, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that subaccount.

Schwab Select Annuity(TM)


Portfolio Fact Sheets

A quick snapshot of all the portfolios available in the Schwab Select Annuity(TM). These fact sheets have been grouped by Morningstar category.



Footnotes: Information for these portfolio fact sheets was received from what we believe to be reliable sources, but we can't absolutely guarantee accuracy, completeness or suitability for any purpose. The information on the fact sheets is as of the date stated and is not an indication of future portfolio holdings, composition or performance. Data are unaudited.

Annuity contracts are issued by Great-West Life & Annuity Insurance Company (in New York state by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc.

SCHWAB MONEY MARKET PORTFOLIO

FOR PERIOD ENDING DECEMBER 31,1999
Fund Inception Date: May 3, 1994

Investment Adviser
Charles Schwab Investment Management, Inc.

Portfolio Manager
Karen Wiggan

Investment Orientation
The Portfolio seeks maximum current income consistent with liquidity and stability of capital by investing in high-quality, short-term debt securities. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Portfolio

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY:  MONEY MARKET

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
      X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Investors who are looking for preservation of capital and a high degree of stability in their investments. This person's time horizon is generally less than 5 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Maturity
As of December 31, 1999
0-15 Days                             15.0%
16-30 Days                            32.5%
31-60 Days                            36.3%
61-90 Days                             3.0%
91-120 Days                            7.2%
Over 120 Days                          6.0%
Average Maturity                    43 Days


Portfolio Composition
                             As of December 31, 1999
U.S. Government Securities/Discount Notes                          89%
Repurchase Agreements                                              11%
                                                                  100%


Other Information
Operating Expenses                                                         0.50%
Total Portfolio Net Assets                                               $119.60
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Federated Fund for U.S. Government Securities II

For period ending DECEMBER 31,1999

Fund Inception Date: March 29, 1994

Investment Adviser
Federated Investment Management Company

Portfolio Manager
Kathleen M. Foody-Malus
Todd A. Abraham

Investment Orientation
Seeks current income by investing in fixed income securities which are obligations guaranteed by the United States government, its agencies or instrumentalities, and in certain collateralized mortgage obligations and repurchase agreements.

The government "guarantees" applies to the payment of principal and interest on the underlying securities and not to shares of the portfolio itself.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: INTERMEDIATE GOVERNMENT BOND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                     X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*

Investors who are looking for moderate returns and stability, and are less concerned about increasing the value of their investments. This person's time horizon is generally less than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999                  % of
                                         ----
                                       Portfolio
GNMA 7.0% due 8/15/28                         8.5%
FHLMC 6.5% due 12/1/28                        7.7%
FNMA 6.5% due 4/1/29                          7.1%
GNMA 8.0% due 1/15/30                         6.1%
FNMA 7.0% due 1/1/15                          5.9%
GNMA 6.5% due 5/15/27                         4.4%
FHLMC 7.5% due 8/1/29                         4.2%
FNMA 6.0% 5/1/14                              4.0%
GNMA 7.5% due 9/15/29                         3.7%
FHLMC 7.0% due 11/1/29                        3.6%
Total                                        55.2%


Portfolio Composition
                                             As of DECEMBER
                                                31, 1999
GNMA                                                      24%
FNMA                                                      23%
FHLMC                                                     21%
U.S. Treasuries                                           17%
Agency Debentures                                         14%
Repurchase Agreements                                      1%
                                                         100%




Other Information
Average Duration                             4.7%
Operating Expenses                          0.84%
Total Portfolio Net Assets                 $133.7
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Janus Aspen Series Flexible Income Portfolio

For period ending DECEMBER 31,1999
Fund Inception Date: September 13, 1993

Investment Adviser Janus
Portfolio Manager Ronald V. Speaker

Investment Orientation
Seeks to maximize total return from a combination of income and capital appreciation, although income will normally be the dominant component of total return. The portfolio invests in many types of income producing securities and may have substantial holdings of debt securities rated below investment-grade.

Funds invested in below investment grade bonds are more risky than investment grade bond portfolios.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY:  INTERMEDIATE CORPORATE BOND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                     X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*

Investors who are looking for moderate returns and stability, and are less concerned about increasing the value of their investments. This person's time horizon is generally less than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999              % of Portfolio
                                     --------------
U.S. Treasury Bonds/Notes                 5.2%
Electronic Data Systems Corp.             2.3%
VoiceStream Wireless Corp                 2.2%
Stone Container Corp.                     2.2%
AT&T Liberty Media Group, Inc.            2.1%
DaimlerChrysler N.A. Holding Corp.        2.1%
Proctor & Gamble Co.                      2.1%
Fred Meyer, Inc.                          2.1%
Wal-Mart Stroes, Inc.%                    2.1%
Safeway, Inc.                             1.8%
Total                                   25.48%


Portfolio Composition
                                          As of DECEMBER 31,
                                          1999
Cable Television                                     7%
Telecommunication Services                           6%
Food - Retail                                        6%
Broadcast Services and Programming                   5%
Savings/Loans/Thrifts                                5%
Retail-Regional Department Stores                    4%
Telephone - Integrated                               4%
Other                                               63%
                                                   100%


Other Information
Operating Expenses                   0.72%
Total Portfolio Net Assets          $187.6
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

INVESCO VIF-High Yield Fund

For period ending DECEMBER 31,1999
Fund Inception Date: May 27, 1994

Investment Adviser
INVESCO Funds Group, Inc.

Portfolio Manager
Donovan J. (Jerry) Paul, CFA

Investment Orientation
Seeks a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objectives.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY- HIGH YIELD BOND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                  X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Investors who are looking for higher returns than offered by an investment grade bond portfolio and are willing to accept less stability. These funds invest in below investment grade bonds and are more risky than investment grade bond portfolios. This person's time horizon is generally greater than 5 years.

Please note that this portfolio type could also play an I important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999           % of Portfolio
                                  --------------
IXC Communications                     4.36%
Level 3 Communications                 3.53%
Diamond Cable Communications           2.77%
MetroNet Communications                2.59%
United Rentals                         2.43%
NEXTLINK Communications                2.41%
TeleWest PLC                           2.41%
Comcast UK Cable Partners, Ltd.        2.38%
Metromedia Fiber Network               2.21%
Intermedia Communications              2.20%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Fixed Income                          89%
Cash & Cash Equivalents                7%
Communication Services                 3%
Consumer Cyclicals                     1%
                                      100%

Other Information
Average Maturity                           6.92 years
Average Duration                           4.99 years
Operating Expenses                              1.05%
Total Portfolio Net Assets                     $58.38
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Schwab MarketTrack Growth Portfolio II

For period ending DECEMBER 31,1999
Fund Inception Date: November 1, 1996

Investment Adviser
Charles Schwab Investment Management, Inc

Portfolio Manager
Geri Hom
Kimon Daifotis

Investment Orientation
Seeks to provide high capital growth with less volatility than an all-stock portfolio. Target mix of 80% stocks, 15% bonds, 5% cash equivalents.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for reasonable but relatively stable growth. Some fluctuations are tolerable, but they generally want less risk than the overall stock market. This person's time horizon is generally greater than 5 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999                       % of Portfolio
                                              --------------
Schwab Small Cap Index Select Shares              21.8%
Schwab International Index Select Shares          20.1%
Schwab Total Bond Index                           15.4%
Schwab Value Advantage MM                          2.1%
Microsoft Corp.                                    2.1%
General Electric Co.                               1.7%
Cisco Systems, Inc.                                1.2%
Wal-Mart Stores, Inc.                              1.1%
Exxon Mobil Corp.                                  1.0%
Intel Corp.                                        1.0%
Total


Portfolio Composition
                                  As of DECEMBER 31, 1999
Business Machines & Software                7%
Health Care/Drugs & Medicine                4%
Telephone                                   4%
Electronics                                 4%
Banks                                       2%
Retail                                      3%
Miscellaneous Finance                       3%
Other                                       76%
                                           100%


Other Information
Operating Expenses                         0.60%
Total Portfolio Net Assets                 $19.0
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

DREYFUS Variable Investment Fund Growth and Income Portfolio

For period ending DECEMBER 31,1999
Fund Inception Date: May 2, 1994

Investment Adviser
The Dreyfus Corporation

Portfolio Manager
Douglas D. Ramos

Investment Orientation
Seeks to maximize total return through investments in stocks and bonds. The Portfolio's main goals are long-term capital growth, current income and growth of income, while maintaining reasonable investment risk. To achieve its objective, the Portfolio invests in stocks, bonds and money market instruments.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE VALUE

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999               % of Portfolio
                                      --------------
General Electric                         4.06%
Intel                                    2.36%
Citigroup                                2.10%
IBM                                      2.09%
Oracle                                   1.85%
Honeywell International                  1.84%
Columbia/hca Healthcare                  1.83%
Computer Associates International        1.79%
Royal Dutch Petroleum, ADR               1.71%
Dayton Hudson                            1.66%
Total                                   21.29%


Portfolio Composition
                               As of DECEMBER 31,
                               1999
Electronic Technology                   20%
Finance                                 13%
Utilities                               11%
Producer Manufacturing                   8%
Technology Services                      8%
Consumer Services                        8%
Health Technology                        6%
Energy Minerals                          5%
Retail Trade                             4%
Consumer Non-Durables                    3%
Other                                   14%
                                        100%


Other Information
Operating Expenses                           0.79%
Total Portfolio Net Assets                 $461.39
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Federated American Leaders Fund II

For period ending DECEMBER 31,1999
Fund Inception Date: February 1, 1994

Investment Adviser
Federated Investment Management Company

Portfolio Manager
Michael P. Donnelly
Arthur J. Barry

Investment Orientation
Seeks long-term growth of capital by investing typically at least 65% of assets in common stock of "blue chip" companies. The Fund utilizes a relative value investment decision-making process and may also invest in convertibles and other securities.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE VALUE

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role 'in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999                % of Portfolio
                                       --------------
Sun Microsystems, Inc.                      3.1%
Motorola, Inc.                              2.0%
Novell, Inc.                                1.9%
GTE Corp.                                   1.8%
Kimberly-Clark Corp.                        1.8%
Electronic Data Systems Corp.               1.7%
Viacom, Inc., Class A                       1.7%
AT&T Corp.                                  1.6%
First Data Corp.                            1.6%
U.S. West, Inc.                             1.6%
Total


Portfolio Composition
                                     As of DECEMBER 31, 1999
Technology                                     19%
Financials                                     14%
Consumer Staples                               12%
Capital Goods                                  11%
Consumer Cyclicals                             10%
Health Care                                     8%
Communication Services                          7%
Other                                          19%



Other Information
Operating Expenses                     0.88%
Total Portfolio Net Assets             $477.43
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Prudential Series Fund Equity Class II Portfolio

For period ending DECEMBER 31,1999
Fund Inception Date: May 4, 1999

Investment Adviser
Prudential Investment Corporation

Portfolio Manager
Tom Jackson

Investment Orientation
The portfolio seeks capital appreciation through investment primarily in stocks of major, established corporations ions as well as stocks of smaller companies.

The Portfolio consists mainly of common stocks of major, established corporations whose valuations appear to offer opportunities for above-average appreciation. Its objective is to provide a total return greater than that of the broad-based stock market indices such as S&P 500.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY- LARGE VALUE

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                          /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999                % of total net assets
                                       ---------------------
Eastman Kodak Co.                              3.2%
Georgia Pacific Corp.                          2.8%
Tenet Healthcare                               2.8%
Columbia HCA Healthcare                        2.7%
Well Point Health Networks                     2.7%
Alcoa, Inc.                                    2.5%
Total Fina S.A. - Spon ADR                     2.3%
Darden Restaurants, Inc.                       2.3%
Seagate Tech & Inc.care                        2.2%
Hewlett Packard Co.p.                          2.0%
Total


Portfolio Composition
                                     As of DECEMBER 31, 1999
Consumer Growth/Staples                        22%
Industrial                                     20%
Finance                                        18%
Cash & Equiv.                                  10%
Technology                                     10%
Consumer Cyclical                              9%
Utility                                        6%
Energy                                         5%
                                              100%


Other Information
Operating Expenses                      0.87%
Total Portfolio Net Assets             $319.53
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Dreyfus Variable Investment Fund Capital Appreciation Portfolio

For period ending DECEMBER 31,1999
Fund Inception Date: April 5, 1993

Investment Adviser
The Dreyfus Corporation

Portfolio Manager
Feyez Sarofim

Investment Orientation
The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999      % of Portfolio
Intel                             5.59%
General Electric                  4.88%
Pfizer                            4.09%
Microsoft                         4.08%
Cisco Systems                     3.74%
Merck & Co.                       2.83%
Citigroup                         2.80%
Johnson & Johnson                 2.57%
Coca-Cola                         2.54%
Exxon Mobil Corporation           2.54%
Total


Portfolio Composition
                                           As of DECEMBER 31,
                                                  1999
Health Care                                       14%
Technology                                        13%
Finance-Misc.                                      9%
Capital Goods                                      9%
Electronics                                        7%
Food Beverage & Tobacco                            6%
Energy                                             6%
Household Products-Misc.                           6%
Banking                                            5%
Communication Service & Manufacturing              5%
Other                                             20%



Other Information
Operating Expenses                          0.78%
Total Portfolio Net Assets                $1027.80
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

INVESCO VIF-Equity Income Fund

For period ending DECEMBER 31,1999
Fund Inception Date: August 10, 1994

Investment Adviser
INVESCO Funds Group, Inc.

Portfolio Manager
Donovan J. (Jerry) Paul, CFA
Charles P. Mayer

Investment Orientation
Seeks the best possible current income, with capital growth potential as an additional consideration in the selection of portfolio securities. Normally invests at least 65% of its total assets in dividend-paying common stocks and a portion of total assets may be invested in equity securities that do not pay regular dividends. Remaining assets are invested in other income-producing securities, such as corporate bonds.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999              % of Portfolio
                                     --------------
Kansas City Southern Industries           2.49%
General Electric                          2.43%
Warner-Lambert Co.                        1.91%
AT&T Crop. Liberty Media Group. "A".      1.86%
U.S. West                                 1.81%
Allmerica Financial                       1.75%
Colgate-Palmolive Co.                     1.64%
General Motors Class H Shares             1.64%
Exxon Mobil                               1.62%
Honeywell International, Inc.             1.52%
Total                                    18.67%


Portfolio Composition
                                      As of DECEMBER 31, 1999
Finance                                         13%
Consumer Staples                                11%
Consumer Cyclicals                              11%
Communication Services                          10%
Fixed Income Securities                         10%
Health Care Sector                              9%
Technology                                      8%
Other                                           28%
                                               100%


Other Information
Operating Expenses                  1.05%
Total Portfolio Net Assets          $79.89
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

SAFECO Resource Series Trust Equity Portfolio

For period ending DECEMBER 31,1999
Fund Inception Date: April 3, 1987

investment Adviser
SAFECO Asset Management Company

Portfolio Manager
Richard D. Meagley

Investment Orientation
Seeks long-term growth of capital and reasonable current income. The Portfolio invests principally in common stocks or securities convertible into common stocks. In selecting stocks for the portfolio, the fund manager looks for companies that have demonstrated consistent earnings growth as well as attractive dividend income.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999             % of Portfolio
                                    --------------
Microsoft                                4.4%
General Electric Co.                     4.1%
Fed Ntnl. Mort. Assoc.                   3.3%
Johnson & Johnson                        3.3%
Exxon Mobile Corp.                       3.2%
Wash. Mutual, Inc.                       3.1%
Gannett Co., Inc.                        3.0%
Albertsons, Inc.                         3.0%
Intel Corp.                              2.9%
Proctor & Gamble Co.                     2.9%
Total                                   33.2%

Portfolio  Composition
                                        As of DECEMBER 31,
                                               1999
Consumer Staples                               21%
Technology                                     16%
Finance                                        16%
Health Care                                    12%
Capital Goods                                  10%
Communication Services                          8%
Consumer Cyclicals                              6%
Other                                          11%
-------------------------------------------------------------
                                               100%

Other Information
Operating Expenses                      0.76%
Total Portfolio Net Assets              $647.08
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Schwab S&P 500 Portfolio

For period ending DECEMBER 31,1999
Fund Inception Date: November 1, 1996

Investment Adviser
Charles Schwab Investment Management, Inc..

Portfolio Manager
Geri Hom

Investment Orientation
Tracks the price and dividend performance (total return) of common stocks of U.S. companies as represented by the S&P 500 Index.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999                % of Portfolio
                                       --------------
Microsoft Corp.                             4.9%
General Electric Co.                        4.2%
Cisco Systems, Inc.                         2.9%
Wal-Mart Stores, Inc.                       2.5%
Intel Corp.                                 2.3%
Exxon Mobil Corp.                           2.3%
Lucent Technologies, Inc.                   1.9%
IBM Corporation                             1.6%
Citigroup, Inc.                             1.5%
America Online, Inc.                        1.3%
Total                                      25.4%


Portfolio Composition
                                  As of DECEMBER 31,
                                  1999
Business Machines & Software              15%
Health Care/Drugs & Medicine               9%
Telephone                                  9%
Electronics                                9%
Retail                                     6%
Banks                                      5%
Producer Goods & Manufacturing             5%
Other                                     42%
                                          100%


Other Information
Operating Expenses                          0.28%
Total Portfolio Net Assets                  $129.9
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Scudder Variable Life Investment Fund Capital Growth Portfolio

For period ending DECEMBER 31,1999
Fund Inception Date: July 16, 1985

Investment Adviser
Scudder Kemper Investments, Inc.

Portfolio Manager
William f. Gadsden Co-lead
Bruce F. Beaty  Co-lead

Investment Orientation
Seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common and preferred stocks and consistent with its objective of long-term capital growth.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999                   % of
                                          ----
                                        Portfolio
Microsoft Corp.                           4.1%
Home Depot, Inc.                          3.2%
Intel Corp.                               3.0%
General Electric Co.                      2.9%
AT&T-Liberty Media Group                  2.5%
Oracle Systems Corp.                      2.4%
Proctor & Gamble                          2.2%
Royal Dutch Petroleum Co.                 2.2%
America Online, Inc.                      2.1%
EMC Corp.                                 2.1%
Total


Portfolio Composition
                                       As of DECEMBER 31,
                                              1999
Technology                                    25%
Health                                        13%
Consumer Discretionary                        11%
Financial                                      9%
Media                                          8%
Consumer Staples                               8%
Manufacturing                                  7%
Other                                         19%
                                              100%

Other Information
Operating Expenses                       0.49%
Total Portfolio Net Assets              $1254.1


* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases, the expenses have adjusted to reflect voluntary expense caps.

Scudder Variable Life Investment Fund Growth and Income Portfolio

For period ending DECEMBER 31,1999
Fund Inception Date: May 2, 1994

Investment Adviser
Scudder Kemper Investments, Inc.

Portfolio Manager
Robert T. Hoffman  Lead

Investment Orientation
Seeks long-term growth of capital, current income and growth of income. The Portfolio seeks to reduce risk by diversifying widely among industries and companies. The Portfolio also invests primarily in divdent-paying stocks, whose prices have historically tended to fall less in down markets.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of DECEMBER 31, 1999                % of Portfolio
                                       --------------
Corning, Inc.                               4.8%
Total S.A.                                  3.0%
Dow Chemical Co.                            2.8%
BellSouth Corp.                             2.8%
Oracle Systems Corp.                        2.5%
General Electric Co.                        2.4%
Intel Corp.                                 2.3%
Microsoft Corp.                             1.9%
GTE Corp.                                   1.9%
Citigroup, Inc.                             1.9%
Total


Portfolio Composition
                                As of DECEMBER 31,
                                       1999
Financial                              16%
Manufacturing                          13%
Communications                         12%
Technology                             12%
Energy                                  9%
Health                                  7%
Consumer Staples                        5%
Other                                  26%
                                       100%


Other Information
Operating Expenses                           0.55%
Total Portfolio Net Assets                   $199.7
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Alger American Growth Portfolio
For period ending DECEMBER 31,1999
Fund Inception Date: January 9, 1989

Investment Adviser
Fred Alger Management, Inc.

Portfolio Manager
David D. Alger
Ronald Tartaro

Investment Orientation
Seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE GROWTH

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                     % of Portfolio
Microsoft Corp.                                       4.7%
Morgan Stanleyy, Dean Witter & Co.                    3.7%
Cisco Systems, Inc.                                   3.5%
America On Line, Inc.                                 3.3%
Yahoo, Inc.                                           3.3%
Home Depot, Inc.                                      3.1%
Warner Lambert Co.                                    3.1%
Amgen, Inc.                                           3.0%
Applied Materials, Inc.                               3.0%
Corning, Inc.                                         3.0%
Total


Portfolio Composition
As of DECEMBER 31, 1999
Communication Equipment                                10%
Financial Services                                      9%
Retailing                                               8%
Communication Equipment                                 8%
Computer Services                                       6%
Computer Software                                       6%
Semiconductors                                          6%
Other                                                  47%
                                                      100%
Other Information
Operating Expenses                                   0.79%
Total Portfolio Net Assets                        $3,387.5
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus Aspen Series Growth Portfolio
For period ending DECEMBER 31,1999
Fund Inception Date: September 13, 1993

Investment Adviser
Janus

Portfolio Manager
James P. Craig, III

Investment Orientation
A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size, but emphasizing issuers with larger market capitalization.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE GROWTH

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                     % of Portfolio
Comcast Corp.                                         4.8%
Time Warner, Inc.                                     4.3%
Cisco Systems, Inc.                                   3.9%
Sun Microsystems, Inc.                                3.5%
Nokia Oyj                                             3.3%
General Electric Co.                                  3.2%
Lucent Technologies, Inc.                             2.8%
McDonald's Corp.                                      2.5%
Bank of New York Co., Inc.                            2.4%
Enron Corp.                                           2.4%
Total


Portfolio Composition
As of DECEMBER 31, 1999
Cable Television                                        9%
Multimedia                                              7%
Telecommunications Equipment                            7%
Computers-Micro                                         6%
Cellular Telecommunications                             6%
Circuits                                                5%
Networking Products                                     4%
Other                                                  56%
                                                      100%
Other Information
Operating Expenses                                   0.67%
Total Portfolio Net Assets                        $2,995.4
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Strong Schafer Value Fund II
For period ending DECEMBER 31,1999
Fund Inception Date: October 10, 1997

Investment Adviser
Strong Capital Management, Inc.

Portfolio Manager
David K. Schafer

Investment Orientation
The Fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective in the selection of investments.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: MID-CAP VALUE

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                        x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                        % of Portfolio
BCE, Inc.                                                5.0%
Cadence Design Systems, Inc.                             4.3%
Omnicare, Inc.                                           3.7%
Arrow Electronics, Inc.                                  3.5%
ICN Pharmaceuticals, Inc.                                3.4%
Mylan Laboratories, Inc.                                 3.4%
Maytag Corporation                                       3.4%
Avnet, Inc.                                              3.4%
ECI Telecom, Inc.                                        3.3%
Chubb Corporation                                        3.2%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Financial                                                 25%
Technology                                                15%
Health Care                                               14%
Consumer Cyclical                                          9%
Capital Equipment                                          9%
Retail                                                     9%
Transportation                                             8%
Other                                                     11%
                                                         100%
Other Information
Operating Expenses                                      1.20%
Total Portfolio Net Assets                             $10.88
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Montgomery Variable Series: Growth Fund
For period ending DECEMBER 31,1999
Fund Inception Date: February 9, 1996

Investment Adviser
Montgomery Asset Management, LLC

Portfolio Managers
Roger Honour
Kathryn Peters

Investment Orientation
Seeks capital appreciation by investing primarily in companies having market capitalization of $1 billion or more, and seeks companies with accelerating revenues and earnings growth. The Fund seeks growth at a reasonable value.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: MID-CAP BLEND

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                        x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                       % of Portfolio
Alcoa, Inc.                                             5.6%
Whirlpool Corp.                                         4.1%
Dow Chemical                                            3.9%
First Health Group Corp.                                3.6%
Sony Corp. - ADR                                        3.3%
Golden West Financial Corp.                             3.0%
Amerada Hess Corporation                                2.7%
Boise Cascade Corp.                                     2.7%
Weyerhauser Co.                                         2.6%
FDX Corporation                                         2.5%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Materials                                                20%
Technology                                               13%
Business Services                                         9%
Consumer Services                                         9%
Health Care                                               7%
Finance                                                   7%
Energy                                                    7%
Other                                                    28%
                                                        100%
Other Information
Operating Expenses                                     1.26%
Total Portfolio Net Assets                            $19.65
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus Aspen Series Worldwide Growth Portfolio
For period ending DECEMBER 31, 1999
Fund Inception Date: September 13, 1993

Investment Adviser
Janus

Portfolio Manager
Helen Young Hayes

Investment Orientation
A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations, and political and economic instability.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: WORLD STOCK

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              x**
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.
**May include U.S. Securities

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                      % of Portfolio
NTT Mobile Comm. Network, Inc.                         6.2%
Nokia Oyi                                              6.1%
Cisco Systems, Inc.                                    4.8%
China Telecom, Ltd.                                    3.6%
Mannesmann A.G.                                        3.2%
Telefonica S.A.                                        2.5%
Sony Corp.                                             2.5%
Viacom, Inc.                                           2.0%
Microsoft Corp.                                        1.8%
Time Warner, Inc.                                      1.8%
Total

Portfolio Composition
As of DECEMBER 31, 1999
United States                                           32%
Japan                                                   16%
Finland                                                  8%
United Kingdom                                           8%
Netherlands                                              7%
Germany                                                  4%
Hong Kong                                                4%
Other                                                   21%
                                                       100%
Other Information
Operating Expenses                                    0.70%
Total Portfolio Net Assets                         $6,652.5
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

American Century VP International Fund
For period ending DECEMBER 31,1999
Fund inception Date: May 1,1994

Investment Adviser
American Century Investment Management, Inc.

Portfolio Manager
Henrik Strabo
Mark S. Kopinski

Investment Orientation
Seeks capital growth by investing primarily in an international portfolio of securities of foreign companies that meet certain fundamental and technical standards of selection and have potential for capital appreciation.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations, and political and economic instability.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: FOREIGN STOCK

--------------- ------------------------------------------------------------------------------------------------- -----------------
LOW                                                           RISK                                                            HIGH
--------------- ------------------------------------------------------------------------------------------------- -----------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP    SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                         MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose Thin Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                      % of Portfolio
Sony Corp.                                             3.7%
Mannesmann Ag.                                         3.3%
Kyocera, Ltd. Ord.                                     3.0%
Softbank Corp..                                        2.9%
Sonera Corp.                                           2.3%
China Telecom                                          2.0%
Ntt Mobile Communications                              2.0%
Nortel Networks Corp.                                  1.9%
Nokia ADR Class A                                      1.8%
JDS Uniphase Corp.                                     1.7%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Services                                                51%
Capital Equipment                                       19%
Consumer Goods                                          15%
Finance                                                 10%
Energy                                                   2%
Materials                                                2%
Multi-Industry                                           1%
                                                       100%
Other Information
Operating Expenses                                    1.47%
Total Portfolio Net Assets                           $799.8
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

BT Insurance Funds Trust EAFE Equity Index Fund
For period ending DECEMBER 31,1999
Inception Date: August 22, 1997

Investment Adviser
Bankers Trust Company

Portfolio Manager
Jim Creighton

Investment Orientation
Seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International Europe, Australia, Far East (EAFE(R)) Index with net dividends.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations and political and economic instability.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY- FOREIGN STOCK

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                      % of Portfolio
Nokia Corp.                                           2.16%
NTT Corp.                                             2.14%
Deutsche Telekom                                      2.13%
BP Amoco                                              1.93%
Toyota Motor Corp.                                    1.79%
British Telecom                                       1.55%
Vodafone Airtouch                                     1.48%
France Telecom                                        1.33%
Royal Dutch Petroleum Co.                             1.29%
Ericsson (LM) B                                       1.23%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Japan                                                   26%
United Kingdom                                          20%
Germany                                                 11%
France                                                  10%
Netherlands                                              6%
Switzerland                                              6%
Italy                                                    4%
Other                                                   17%
                                                       100%
Other Information
Operating Expenses                                    0.65%
Total Portfolio Net Assets                           $54.50
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus Aspen Series International Growth Portfolio
For period ending DECEMBER 31,1999
Fund Inception Date: May 2, 1994

Investment Adviser
Janus

Portfolio Manager
Helen Young Hayes
Laurence Chang

Investment Orientation
A diversified portfolio that seeks long-term growth of capital by investing primarily in the common stocks of foreign issuers of any size.

The Portfolio normally invests at least 65% of its total assets in issuers from at least five different countries, excluding the United States.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations and political and economic instability.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: FOREIGN STOCK

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.


Top 10 Holdings
As of DECEMBER 31, 1999                        % of Portfolio
NTT Mobile Comm. Network, Inc.                           6.5%
Nokia Oyj                                                5.2%
China Telecom, Ltd.                                      3.7%
Mannesmann A.G.                                          3.1%
Softbank Corp.                                           2.9%
Sony Corp.                                               2.5%
Telefonica S.A.                                          2.2%
COLT Telecom Group PLC                                   2.1%
Nortel Networks Corp.                                    1.9%
Viacom, Inc.                                             1.8%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Japan                                                     19%
United Kingdom                                            11%
United States                                              9%
Netherlands                                                9%
Finland                                                    8%
Canada                                                     7%
Germany                                                    6%
Other                                                     31%
                                                         100%
Other Information
Operating Expenses                                      0.76%
Total Portfolio Net Assets                             $824.2
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

BT Insurance Funds Trust Small Cap Index Fund
For period ending DECEMBER 31,1999
Fund Inception Date: August 25, 1997

Investment Adviser
Bankers Trust Company

Portfolio Manager
Jim Creighton

Investment Orientation
Seeks to match the performance, before expenses, of the Russell 2000(R) Index.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SMALL BLEND

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                       % of Portfolio
Broadvision                                             .97%
Microstrategy, Inc.                                     .84%
Verticalnet, Inc.                                       .56%
Millennium Pharmct.                                     .45%
Lam Resh Corp.                                          .44%
Idec Pharmaceuticals Corp.                              .42%
Optical Coating Lab                                     .41%
Mercury Interactive                                     .40%
PE Corp.-Celera Geno                                    .39%
Omnipoint Corp.                                         .38%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Technology                                               29%
Financial                                                13%
Consumer Cyclicals                                       11%
Health Care                                               9%
Commercial Services                                       8%
Consumer Services                                         6%
Basic Materials                                           5%
Other                                                    19%
                                                        100%
Other Information
Operating Expenses                                     0.45%
Total Portfolio Net Assets                            $55.56
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

SAFECO Resource Series Trust Growth Portfolio
For period ending DECEMBER 31,1999
Fund Inception Date: January 7, 1993

Investment Adviser
SAFECO Asset Management Company

Portfolio Manager
Thomas M. Maguire

Investment Orientation
Seeks growth of capital and the increased income that ordinarily follows from such growth. Invests primarily in common stocks selected for appreciation potential.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SMALL BLEND

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                       % of Portfolio
MICROS Systems, Inc.                                    6.4%
Rent-a-Center, Inc.                                     4.9%
United Stationers, Inc.                                 4.9%
NCO Group, Inc.                                         4.7%
Intranet Solutions                                      4.5%
Conseco, Inc.                                           4.5%
PolyMedica Corp.                                        4.3%
AMFM, Inc.                                              4.0%
Emisphere Tech                                          3.8%
Rent-Way                                                3.1%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Consumer Cyclicals                                       27%
Health Care                                              22%
Technology                                               20%
Consumer Staples                                         13%
Capital Goods                                             7%
Finance                                                   5%
Communication Services                                    2%
Other                                                     4%
                                                        100%
Other Information
Operating Expenses                                     0.78%
Total Portfolio Net Assets                           $345.73
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Baron Capital Asset Fund: Insurance Shares
For period ending DECEMBER 31,1999
Fund Inception Date: October 1, 1998

Investment Adviser
BAMCO, Inc.

Portfolio Manager
Ronald Baron

Investment Orientation
Capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SMALL GROWTH

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                        % of Portfolio
Charles Schwab Corp.                                     6.1%
Corecomm. Ltd. (Bermuda)                                 5.6%
SFX Entertainment                                        4.2%
Choicepoint, Inc.                                        3.1%
Southern Union                                           2.8%
Flextronics Intl.                                        2.6%
NTL, Inc.                                                2.5%
Choice Hotels Int. Inc.                                  2.5%
Citizen Utilities                                        2.4%
Unitedglobal.com                                         2.4%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Communications                                            22%
Amusements & Recreation                                   13%
Media & Entertainment                                     11%
Retail Stores & Restaurants                                8%
Business Services                                          8%
Financial                                                  8%
Education                                                  6%
Other                                                     24%
                                                         100%
Other Information
Operating Expenses                                      1.50%
Total Portfolio Net Assets                              $34.8
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Berger IPT - Small Company Growth Fund
For period ending DECEMBER 31,1999
Fund Inception Date: May 1, 1996

Investment Adviser
Berger LLC

Portfolio Manager
Amy K. Selner

Investment Orientation
The investment objective of the Fund is capital appreciation. It invests primarily in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index.

Small-company stocks are generally subject to greater volatility than stocks of large, blue chip corporations

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SMALL GROWTH


--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                      % of Portfolio
Agil Software Corp.                                    3.1%
Proxim, Inc.                                           2.8%
Cree Research, Inc.                                    2.7%
Pri Automation, Inc.                                   2.6%
Viatel, Inc.                                           2.5%
Cox Radio, Inc.                                        2.4%
Universal Electronics, Inc.                            2.3%
Diamond Technology Partners                            2.3%
Commerce One, Inc.                                     2.2%
Allscripts, Inc.                                       2.0%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Technology                                              56%
Health Care                                             14%
Consumer Cyclicals                                       9%
Capital Equipment                                        7%
Cash & Equivalents                                       5%
Energy                                                   5%
Financial                                                3%
Retail                                                   2%
                                                       100%
Other Information
Operating Expenses                                    1.15%
Total Portfolio Net Assets                           $41.33
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Federated Utility Fund II
For period ending DECEMBER 31,1999
Fund Inception Date: February 10, 1994

Investment Adviser
Federated Investment Management Company

Portfolio Manager
Steven J. Lehman
Linda A. Duesse
Richard J. Lazarchic


Investment Orientation
Seeks moderate capital appreciation and high current income by investing in a diversified portfolio of the equity and debt securities of utility companies.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SPECIALTY- UTILITIES

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who want a narrowly focused investment. Portfolios in this category invest in companies from a narrowly defined industry or segment of the market and carry substantially more risk than a broadly diversified equity portfolio. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                       % of Portfolio
El Paso Energy Corp.                                    4.7%
Sprint Corp. (FON Group)                                4.7%
BellSouth Corp.                                         4.6%
GTE Corp.                                               4.6%
U.S. West, Inc.                                         4.6%
AT&T Corp.                                              4.4%
SBC Communications, Inc.                                4.3%
Alltel Corp.                                            3.7%
MCI Worldcom, Inc.                                      3.1%
KeySpan Corp.                                           2.9%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Telecommunications                                       53%
Electrics/Natural Gas                                    35%
Non-Utility                                               9%
Cash                                                      3%
                                                        100%
Other Information
Operating Expenses                                     0.94%
Total Portfolio Net Assets                            $187.6
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

INVESCO VIF- TECHNOLOGY FUND
For period ending DECEMBER 31,1999
Fund Inception Date: May 21, 1997

Investment Adviser
INVESCO Funds Group, Inc.

Portfolio Manager
William R. Kelthler


Investment Orientation
The Fund seeks capital appreciation and normally invests at least 80% of its total assets in the equity securities of companies engaged in technology-related industries.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SPECIALTY- TECHNOLOGY

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who want a narrowly focused investment. Portfolios in this category invest in companies from a narrowly defined industry or segment of the market and carry substantially more risk than a broadly diversified equity portfolio. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of DECEMBER 31, 1999                       % of Portfolio
Microsoft Corp.                                        2.00%
Nokia Corp. Sponsored ADR Ord Shrs                     1.96%
Gemstar International Group, Ltd.                      1.83%
Cisco Systems                                          1.81%
BEA Systems                                            1.58%
JDS Uniphase                                           1.52%
SDL, Inc.                                              1.52%
America Online                                         1.43%
Conexant Systems                                       1.40%
BroadVision, Inc.                                      1.33%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Computer Softward & Service                              25%
Electronics-Semiconductors                               15%
Comm-Equip/Mfg                                            9%
Cash & Cash Equivalents                                   9%
Computer-Networking                                       7%
Equipment-Semiconductor                                   6%
Other                                                    14%
                                                        100%
Other Information
Operating Expenses                                     1.32%
Total Portfolio Net Assets                             $93.9
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Van Kampen Life Inv. Trust-Morgan Stanley Real Estate Securities Portfolio For period ending DECEMBER 31,1999
Fund Inception Date: July 3, 1995

Investment Adviser
Van Kampen Asset Management Inc.

Portfolio Manager
Theodore R. Bigman

Investment Orientation
Primarily seeks long-term growth of capital, and secondarily seeks current income, from a portfolio of companies operating in the real estate industry.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SPECIALTY-REAL ESTATE

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who want a narrowly focused investment. Portfolios in this category invest in companies from a narrowly defined industry or segment of the market and carry substantially more risk than a broadly diversified equity portfolio. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As Of DECEMBER 31, 1999                       % of Portfolio
Avalon Bay Communities                                 6.22%
Chateau Communities                                    5.70%
Essex Property Trust, Inc.                             5.13%
Taubman Centers, Inc.                                  5.02%
Arden Realty Group, Inc.                               4.90%
Smith Charles E. Residential Realty                    4.61%
Pacific Gulf Properties                                4.14%
Burnham Pacific Properties, Inc.                       4.06%
Brookfield Properties                                  3.87%
Great Lakes REIT                                       3.86%
Total

Portfolio Composition
As of DECEMBER 31, 1999
Office                                                   28%
Apartments                                               21%
Diversified Financial                                    10%
Strip Centers                                             8%
Regional Malls                                            8%
Other                                                    25%
                                                        100%
Other Information
Operating Expenses                                     1.10%
Total Portfolio Net Assets                           $149.58
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 12/31/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Annual Report Form N-30D
                         File Nos. 333-25289, 811-08183

The information required to be contained in this report for the period ending December 31, 1999 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:


Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on February 28, 2000
Accession No. 0000930413-00-000295.

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on February 17, 2000
Accession No. 0000814680-00-000001.

Baron Capital Asset Fund: Insurance Shares
File No. 811-08505
Form N-30D
Filed via EDGAR and accepted on February 18, 2000
Accession No. 0000950116-00-000323.

Berger IPT-Small Company Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on February 28, 2000
Accession No. 0000950134-00-001480.

BT Insurance Funds Trust: Small Cap Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 16, 2000
Accession No. 0000950168-00-000349.

BT Insurance Funds Trust: EAFE Equity Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 16, 2000
Accession No. 0000950168-00-000347.

Dreyfus Variable Investment Fund: Growth and Income Portfolio
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on February 23, 2000
Accession No. 0000813383-00-000001.

Dreyfus Variable Investment Fund: Capital Appreciation Portfolio
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on February 23, 2000
Accession No. 0000813383-00-000003.

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on February 28, 2000
Accession No. 0000912577-00-000007.

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on February 28, 2000
Accession No. 0000912744-00-000006.

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 25, 2000
Accession No. 0001012709-00-000241.

Lexington Emerging Markets Fund, Inc.
File No. 811-08250
Form N-30D
Filed via EDGAR and accepted on February 28, 2000
Accession No. 0000950130-00-000909.

Montgomery Funds III:  Montgomery Variable Series-Growth Fund
File No. 811-08782
Form N-30D
Filed via EDGAR and accepted on March 3, 2000
Accession No. 0000950149-00-000432.

The Prudential Series Fund, Inc.
File No. 811-03623
Form N-30D
Filed via EDGAR and accepted on March 10, 2000
Accession No. 0000912057-00-010961.

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on February 29, 2000
Accession No. 0000912057-00-009004.

Schwab Annuity Portfolios: Schwab MarketTrack Growth Portfolio II File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on March 1, 2000
Accession No. 0000912057-00-009119.

Schwab Annuity Portfolios:  Schwab Money Market Portfolio
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on March 1, 2000
Accession No. 0000912057-00-009120.

Schwab Annuity Portfolios:  Schwab S&P 500 Portfolio
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on March 1, 2000
Accession No. 0000912057-00-009121.

Scudder Variable Life Investment Fund
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on February 22, 2000
Accession No. 0000088053-00-000264.

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed via EDGAR and accepted on March 22, 2000
Accession No. 0000950146-00-000289.

Strong Variable Insurance Funds, Inc.:  Schafer Value Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on March 10, 2000
Accession No. 0000912057-00-010847.

Strong Variable Insurance Funds, Inc.:  Discovery Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on March 10, 2000
Accession No. 0000912057-00-010844.

Van Eck Worldwide Insurance Trust
File No. 811-05083
Form N-30D
Filed via EDGAR and accepted on February 16, 2000
Accession No. 0000950130-00-000732.

Van Kampen Life Investment Trust
File No. 811-04424
Form N-30D
Filed via EDGAR and accepted on February 25, 2000
Accession No. 0000950137-00-000657.